Investment Securities - Fair Values And Gross Unrealized Losses Aggregated By Investment Category And Length Of Time (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	$ 15,509	$ 74,341
Less than 12 Months, Unrealized Loss	496	535
12 Months or More, Fair Value	19,407	18,445
12 Months or More, Unrealized Loss	977	1,043
Total, Fair Value	34,916	92,786
Total, Unrealized Loss	1,473	1,578
Corporate bonds
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	0	0
Less than 12 Months, Unrealized Loss	0	0
12 Months or More, Fair Value	11,327	11,190
12 Months or More, Unrealized Loss	664	804
Total, Fair Value	11,327	11,190
Total, Unrealized Loss	664	804
Mortgage-Backed Securities - Agency
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	1,966	56,787
Less than 12 Months, Unrealized Loss	3	244
12 Months or More, Fair Value	2,416	1,517
12 Months or More, Unrealized Loss	32	35
Total, Fair Value	4,382	58,304
Total, Unrealized Loss	35	279
Asset-Backed Securities
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	13,543	17,554
Less than 12 Months, Unrealized Loss	493	291
12 Months or More, Fair Value	5,664	5,738
12 Months or More, Unrealized Loss	281	204
Total, Fair Value	19,207	23,292
Total, Unrealized Loss	$ 774	$ 495